LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 6,972,915	R$ 6,243,782	R$ 6,182,530
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.27%
Maturity (2)	October/2052
Present value of liabilities	R$ 3,951,880
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.19%
Maturity (2)	April/2035
Present value of liabilities	R$ 273,019
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	10.75%
Maturity (2)	May/2031
Present value of liabilities	R$ 117,387
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,626,083
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 4,546